Note11 - Segment Reporting	6 Months Ended
Jun. 30, 2013
Notes
Note11 - Segment Reporting

NOTE11 – SEGMENT REPORTING

The Company’s operations are classified into two reportable segments that provide difference products. Separate management of each segment is required because each business unit is subject to different marketing, production, and technology.

For the six months ended June 30, 2013

	Revenues	Segment operating earnings	Depreciation depletion and amortization

Oil and gas	$85,885	$6,794	$18,158
Manufacturing *	194,490	18,865	4,131
	$280,375	$25,659	$22,289

*	Consist of only four months ended June 30, , 2013

Segment operating earnings reflect revenues net of operating costs and depreciation, depletion, and amortization and are reconciled to loss from operations before income tax as follows:

	Six months	Six months
	ended	ended
	June 30, 2013	June 30, 2012 **

Segment operating earnings	$25,659
General and administrative expenses	(659,090)
Operating loss	(633,431)
Other income	4,039
Interest expense	(17,351)
Change in fair value of derivative
liabilities	(119,679)
Net loss before income taxes	$(766,422)

**	Total activity during the six months ended June 30, 2012 pertain to oil and gas.

For the three months ended June 30, 2013

	Revenues	Segment operating earnings	Depreciation depletion and amortization

Oil and gas	$27,345	$(7,923)	$7,991
Manufacturing	167,174	6,329	2,672
	$194,519	$(1,594)	$10,663

Segment operating earnings reflect revenues net of operating costs and depreciation, depletion, and amortization and are reconciled to loss from operations before income tax as follows:

	Three months	Three months
	ended	ended
	June 30, 2013	June 30, 2012 **

Segment operating losses	$(1,594)
Other operating expenses	(417,680)
Operating loss	(419,274)
Other income	3,466
Interest expense	(16,747)
Change in fair value of derivative
liabilities	(119,679)
Net loss before income taxes	$(552,234)

**	Total activity during the three-month ended June 30, 2012 pertain to oil and gas.

Identifiable assets by industry segment are as follows:

Oil and gas	$298,854
Manufacturing	202,595
Other	3,563,221
$4,064,670